Schedule of Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net (loss) income before tax	$ (17,144,531)	$ 20,117,773
Federal income tax at statutory rate	(3,600,352)	4,224,732
State income tax, amount	(9,849)	0
Permanent items	1,029,874	918
Valuation allowance	2,679,238	(4,225,651)
Total
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ (98,911)	$ 1
Federal income tax at statutory rate, percentage	21.00%	21.00%
State income tax percentage	0.06%
permanent items, Percentage	(6.01%)	(0.01%)
Valuation allowance, percentage	(15.63%)	(20.99%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	0.58%
Effective income tax rate reconciliation	0.00%	0.00%